Average Annual Total Returns - FidelitySeriesGrowthCompanyFund-PRO - FidelitySeriesGrowthCompanyFund-PRO - Fidelity Series Growth Company Fund	Jan. 29, 2025
Fidelity Series Growth Company Fund | Return Before Taxes
Average Annual Return:
Past 1 year	38.05%
Past 5 years	23.55%
Past 10 years	19.81%
Fidelity Series Growth Company Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	34.39%
Past 5 years	19.42%
Past 10 years	16.83%
Fidelity Series Growth Company Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	25.10%
Past 5 years	18.35%
Past 10 years	15.97%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Past 10 years	16.22%